Expense Example - Pioneer Core Equity Fund	May 01, 2021 USD ($)
Pioneer Core Equity Fund: Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 662
Expense Example, with Redemption, 3 Years	845
Expense Example, with Redemption, 5 Years	1,045
Expense Example, with Redemption, 10 Years	1,619
Pioneer Core Equity Fund: Class C
Expense Example:
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	923
Expense Example, with Redemption, 10 Years	2,009
Pioneer Core Equity Fund: Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
Pioneer Core Equity Fund: Class K
Expense Example:
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	701
Pioneer Core Equity Fund: Class R
Expense Example:
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	$ 1,500